SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of supplementary cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of supplementary cash flow information [abstract]
Accounts receivable	$ (3,602)	$ (2,915)
Inventories	(14,035)	(16,713)
Prepaids	(1,835)	(1,921)
Accounts payable and accrued liabilities	14,704	(12,984)
Advance payment on product sales	1,159	5,297
Interest payable	100	65
Mineral tax payable	(1,937)	(2,800)
Net change in working capital	(5,446)	(31,971)
Non-cash investing and financing activities
Assets acquired under capital lease	489	1,644
Right-of-use assets	$ 11,893	$ 4,398